Unaudited Interim Condensed Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($) [1]	MXN ($)	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Other equity instruments [member] MXN ($)	Valuation of the Effective Portion of Derivative Financial Instruments [member] MXN ($)	Exchange Differences on Translation of Operations and Associates [member] MXN ($)	Remeasurements of the Net Defined Benefit Liability [member] MXN ($)	Equity attributable to equity holders of the parent [member] MXN ($)	Non-Controlling interest [member] MXN ($)
Beginning Balance (After adoption [member]) at Dec. 31, 2018		$ 131,636	$ 2,060	$ 45,560	$ 71,156	$ (1,524)	$ (149)	$ 8,071	$ (344)	$ 124,830	$ 6,806
Beginning Balance at Dec. 31, 2018		131,750	2,060	45,560	71,270	(1,524)	(149)	8,071	(344)	124,944	6,806
Statement [LineItems]
Net income		6,356	0	0	6,087	0	0	0	0	6,087	269
Other comprehensive income (loss), net of tax		(1,477)	0	0	0	0	(619)	(719)	(7)	(1,345)	(132)
Total comprehensive income (loss)		4,879	0	0	6,087	0	(619)	(719)	(7)	4,742	137
Dividends declared		(7,440)	0	0	(7,437)	0	0	0	0	(7,437)	(3)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Jun. 30, 2019		(114)	0	0	(114)	0	0	0	0	(114)	0
Ending Balance at Jun. 30, 2019		129,075	2,060	45,560	69,806	(1,524)	(768)	7,352	(351)	122,135	6,940
Beginning Balance at Dec. 31, 2019		129,685	2,060	45,560	75,820	(1,740)	(968)	3,057	(855)	122,934	6,751
Statement [LineItems]
Net income	$ 191	4,403	0	0	4,659	0	0	0	0	4,659	(256)
Other comprehensive income (loss), net of tax	87	2,004	0	0	0	0	1,293	1,611	(234)	2,670	(666)
Total comprehensive income (loss)	278	6,407	0	0	4,659	0	1,293	1,611	(234)	7,329	(922)
Dividends declared		(10,209)	0	0	(10,209)	0	0	0	0	(10,209)	0
Ending Balance at Jun. 30, 2020	$ 5,454	$ 125,883	$ 2,060	$ 45,560	$ 70,270	$ (1,740)	$ 325	$ 4,668	$ (1,089)	$ 120,054	$ 5,829

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3